UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21764

WINTERGREEN FUND, INC.

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

888-468-6473

Richard J. Berthy, President

Trudance L.C. Bakke, Treasurer

Three Canal Plaza

Suite 100

Portland, ME 04101

207-553-7110

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 – September 30, 2011

Item 1.	Schedule of Investments.

WINTERGREEN FUND, INC

STATEMENT OF INVESTMENTS

September 30, 2011 (Unaudited)

Industry
Security Description	Country	Shares		Cost		Fair Value

Common Stocks - 83.7%

Beverages - 2.8%
Coca-Cola FEMSA, S.A.B. de C.V. ADR	Mexico	158,941	$	5,355,051	$	14,102,835
The Coca-Cola Company	United States	354,694		18,296,001		23,963,127

				23,651,052		38,065,962

Capital Markets - 3.0%
ABG Sundal Collier Holding ASA	Norway	5,967,735		12,020,178		4,137,695
Franklin Resources Inc.	United States	385,853		33,038,885		36,902,981

				45,059,063		41,040,676

Diversified Financial Services - 0.4%
BM&F Bovespa SA	Brazil	1,099,061		7,614,524		5,067,868

Food Products - 3.5%
Nestle SA	Switzerland	857,976		34,589,299		47,423,431

Hotels, Restaurants & Leisure - 8.9%
Genting Bhd	Malaysia	13,722,149		30,031,501		39,114,035
Genting Malaysia Bhd	Malaysia	48,500,879		57,883,618		53,324,381
McDonald's Corp.	United States	103,980		5,820,715		9,131,523
SJM Holdings Ltd.	Hong Kong	5,898,738		13,650,369		10,680,356
Wynn Resorts Ltd.	United States	60,062		2,101,078		6,911,935

				109,487,281		119,162,230

Industrial Conglomerates - 8.7%
Jardine Matheson Holdings Ltd.	Hong Kong	2,560,019		58,326,481		117,504,872

Insurance - 6.3%
Berkshire Hathaway Inc., Class B(a)(b)	United States	610,914		45,917,378		43,399,331
Fairfax Financial Holdings Ltd.	Canada	108,041		38,834,067		41,425,511

				84,751,445		84,824,842

Internet Software & Services - 1.2%
Google Inc., Class A(a)	United States	30,094		16,460,522		15,479,752

IT Services - 3.3%
Mastercard Inc., Class A	United States	141,201		38,151,980		44,783,309

Machinery - 4.5%
Schindler Holding AG-PC	Switzerland	567,408		36,130,146		60,753,471

Metals & Mining - 3.8%
Anglo American plc	United Kingdom	1,329,000		61,219,279		46,194,910
Witwatersrand Consolidated Gold Resources Ltd.(a)	South Africa	872,691		15,233,089		4,782,535

				76,452,368		50,977,445

Oil, Gas & Consumable Fuels - 7.1%
Birchcliff Energy Ltd.(a)	Canada	4,395,420		31,970,631		42,700,043
Canadian Natural Resources Ltd.	Canada	1,786,494		60,153,881		52,457,697

				92,124,512		95,157,740

Real Estate Management & Development - 2.8%
Consolidated-Tomoka Land Co.(c)	United States	777,024		41,483,413		20,404,650
Swire Pacific Ltd., Class B	Hong Kong	8,318,623		17,652,052		17,198,273

				59,135,465		37,602,923

Road & Rail - 0.7%
Norfolk Southern Corp.	United States	159,828		10,271,549		9,752,704

Software - 1.1%
Activision Blizzard Inc.	United States	1,242,144		14,770,561		14,781,514

Textiles, Apparel & Luxury Goods - 8.6%
Compagnie Financiere Richemont SA	Switzerland	830,241		28,549,445		37,509,233
Swatch Group AG, Br	Switzerland	184,025		49,220,292		61,375,505
Swatch Group AG, Reg	Switzerland	286,477		24,226,527		17,320,101

				101,996,264		116,204,839

Tobacco - 17.0%
British American Tobacco plc	United Kingdom	1,834,526		56,445,118		78,056,110
Imperial Tobacco Group plc	United Kingdom	1,807,671		61,543,411		61,282,716
Japan Tobacco Inc.	Japan	735		3,513,775		3,463,925
Philip Morris International Inc.	United States	699,243		38,069,996		43,618,778
Reynolds American Inc.	United States	1,127,414		36,893,653		42,255,477

				196,465,953		228,677,006

Total Common Stocks				1,005,438,465		1,127,260,584

Investment Companies - 0.4%
Funds, Trusts & Other Financial Vehicles - 0.4%
SPDR Gold Trust(a)	United States	33,219		5,167,509		5,251,259

Short-Term Investments - 13.1%		Principal
Money Market Deposit Account - NM
Citibank Money Market Deposit Account, Yield 0.02% (d)	United States	$2,120	2,120		2,120

U.S. Treasury Obligations - 13.1%
United States Treasury Bills	United States
Maturity Date: 04/05/2012, Yield to Maturity 0.20%		21,065,000	21,042,749		21,059,102
Maturity Date: 05/03/2012, Yield to Maturity 0.16%		55,300,000	55,247,004		55,278,931
Maturity Date: 05/31/2012, Yield to Maturity 0.16%		7,950,000	7,941,267		7,946,406
Maturity Date: 06/28/2012, Yield to Maturity 0.16%		27,330,000	27,298,070		27,312,755
Maturity Date: 07/26/2012, Yield to Maturity 0.14%		38,125,000	38,080,344		38,095,301
Maturity Date: 08/23/2012, Yield to Maturity 0.09%		22,065,000	22,046,217		22,044,193
Maturity Date: 09/20/2012, Yield to Maturity 0.10%		5,060,000	5,055,150		5,054,818

Total U.S. Treasury Obligations			176,710,801		176,791,506

Total Short-Term Investments			176,712,921		176,793,626

Total Investments - 97.2%			1,187,318,895	*	1,309,305,469

Other Assets in Excess of Liabilities(e) - 2.8%					37,206,898

Net Assets - 100.0%					$ 1,346,512,367

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of this security was segregated for forward currency contracts.

(c) Affiliated Issuer. See Note 3.

(d) Interest rate as of September 30, 2011.

(e) Includes Chinese yuan foreign currency balance of 49,789,196 valued at $7,796,739.

The Global Industry Classification Standard ("GICS"®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

* Cost for Federal income tax purposes as of September 30, 2011 is shown below. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

	Gross Unrealized Appreciation		$220,434,683
	Gross Unrealized Depreciation		(98,448,109)

	Net Unrealized Appreciation		$121,986,574

Selected Abbreviations

ADR	American Depositary Receipt
Br	Bearer
NM	Less than 0.05%
PC	Participation Certificate
Reg	Registered

Notes to Statement of Investments

Note 1. Organization

Wintergreen Fund, Inc. (the “Fund”) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The Fund was organized as a Maryland corporation on May 5, 2005 and commenced operations on October 17, 2005. The Fund is authorized to issue one billion shares of beneficial interest with $0.001 per share par value. The Fund seeks capital appreciation and may invest in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of the United States.

Note 2. Summary of Significant Accounting Policies

The following summarizes the significant accounting policies of the Fund:

Security Valuation — The Fund calculates its net asset value per share on each business day the New York Stock Exchange (“NYSE”) is open, as of the close of the NYSE; normally 4:00 pm Eastern Time. Portfolio securities traded or dealt on one or more securities exchanges (whether domestic or foreign) and not subject to restrictions against resale shall be valued 1) at the last quoted sale price, in the absence of a sale, 2) at the mean of the last bid and ask prices, except for open short positions, which are valued at the last ask price. For securities traded or dealt on more than one exchange, or on one or more exchanges and on the over-the-counter market, quotations from the market in which the security is primarily traded are used. For an option, the last quoted sale on an exchange or board of trade on which the option is traded shall be used. In the absence of a sale, the mean between the highest bid and lowest asked prices at the close of the exchanges and/or board of trade on which the option trades shall be used. Securities not traded or dealt on any securities exchange for which over-the-counter market quotations are readily available generally shall be valued at the mean of the current bid and ask prices. Money market instrument investments with less than 60 days to maturity are valued at amortized cost, which approximates fair value.

U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statement of Assets and Liabilities within the Fund's Annual Report and Semi-Annual Report.

Securities are valued at fair value, in accordance with procedures adopted by the Fund’s Board of Directors (the “Board”), when 1) market quotations are insufficient or not readily available; 2) prices or values available do not represent fair value in the judgment of the Fund’s investment manager; or 3) securities are determined to be illiquid. As of September 30, 2011, the Fund did not hold any illiquid securities or securities valued at fair value.

Pursuant to the Fund’s security valuation procedures noted previously, equity securities (foreign or domestic) that are actively traded on a securities exchange are valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker- dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Foreign currencies that are actively traded are fair valued based on the unadjusted quoted price from the applicable market, and to the extent valuation adjustments are not applied to these balances, they are categorized as Level 1. Forward currency contracts are fair valued using various inputs and techniques, which include actual trading information and foreign currency exchange rates. To the extent that these inputs are observable and timely, the fair values of forward currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Investments for which there are no such quotations, or for which quotations do not appear to represent fair value, are valued at fair value using methods determined in good faith by the Fund’s Valuation Committee. These fair valuations may be categorized as Level 2 or Level 3, depending on the valuation inputs.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

- Level 1 - unadjusted quoted prices in active markets for identical assets

- Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of September 30, 2011:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,127,260,584	$-	$-	$1,127,260,584
Investment Companies*	5,251,259	-	-	5,251,259
Short-Term Investments*	-	176,793,626	-	176,793,626

Total Investments in Securities	1,132,511,843	176,793,626	-	1,309,305,469
Foreign Currency Held as Investment	7,796,739	-	-	7,796,739

Total Investments in Securities and Foreign Currency	$1,140,308,582	$176,793,626	$-	$1,317,102,208

Liabilities
Forward Currency Contracts	$-	$11,039,021	$-	$11,039,021

*	Please refer to the Statement of Investments for further breakout of each security by country and industry type.

The Fund's policy is to disclose significant transfers between levels based on valuations at the end of the reporting period.

There were no transfers between Level 1, 2, or 3 as of September 30, 2011, based on levels assigned to securities on December 31, 2010.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in accounting principles generally accepted in the United States of America (“GAAP”) and International Financial Reporting Standards (“IFRS”).” ASU No. 2011-04 requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following: 1) the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers, and 2) for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs. Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

Securities Transactions — Security transactions are accounted for on trade date plus one (trade date on calendar quarter end dates).

Foreign Currencies — Foreign currency amounts are translated into U.S. dollars based on the foreign exchange rate in effect generally at the close of the NYSE (normally 4:00 pm Eastern Time) on the date of valuation. If the foreign exchange rate in effect at the close of the NYSE is not available, the currency may be valued using the foreign exchange rate standard provided by the Fund’s pricing agent. The portion of the results of operations arising from changes in the foreign exchange rates on investments and the portion due to fluctuations arising from changes in the market prices of securities held are not isolated. Such fluctuations are reflected in net realized and unrealized gain or loss in the Statement of Operations within the Fund's Annual Report and Semi-Annual Report.

Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

Forward Currency Contracts — During the period ended September 30, 2011, the Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts as measured by the difference between the forward rates at the dates of entry into the contracts and the forward rates at the reporting date is included in the Statement of Assets and Liabilities within the Fund's Annual Report and Semi-Annual Report. Realized and unrealized gains and losses are included in the Statement of Operations within the Fund's Annual Report and Semi-Annual Report.

Use of Estimates — This Statement of Investments is prepared in accordance with GAAP, which requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual amounts could differ from those estimates.

Note 3. Affiliated Issuers

Under section 2(a) (3) of the Act, an investment company is defined as being affiliated if it owns five percent or more of a company's outstanding voting stock. Investments in affiliated companies for the Fund as of September 30, 2011, are shown below:

Name of issuer	Number of shares held at December 31, 2010	Gross additions	Gross reductions	Number of shares held at September 30, 2011	Fair value at September 30, 2011	Investment income	Realized capital gain/loss
Consolidated-Tomoka Land Co.	777,024	-	-	777,024	$20,404,650	$15,540	$0

Note 4. Disclosures about Derivative Instruments and Hedging Activities

The Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks the Fund may attempt to manage through investing in derivative instruments include, but are not limited to, foreign investments and currency, price volatility, and credit (including counterparty) risks.

3

Market and Credit Risks — Market risk of derivative financial instruments is the potential for changes in the fair value due to market changes, including interest and foreign exchange rate movements, and fluctuations in security prices. Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is limited to amounts recorded by the Fund as assets. Realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments with the same counterparty. The Fund’s investment manager is responsible for determining the value of the underlying collateral. As of September 30, 2011, there was no underlying collateral held by the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic stability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and forward currency contracts and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities within the Fund's Annual Report and Semi-Annual Report.

Note 5. Forward Currency Contracts

Forward Currency Contracts — A forward currency contract is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward currency contracts can help manage the risk of changes in currency exchange rates. These contracts are marked-to-market at the applicable translation rates. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward currency contracts involve a risk of loss if the investment manager is inaccurate in predicting currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward currency contract amounts and the value of the securities involved are generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the fair value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward currency contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward currency contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward currency contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities within the Fund's Annual Report and Semi-Annual Report.

As of September 30, 2011, the Fund had the following forward currency contracts outstanding, which are indicative of the activity during the period:

Contracts		Settlement Date	Counterparty	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss) (USD)

To sell:
	42,600,000 CAD	10/20/2011	SVEN	$42,517,516	$40,631,686	$1,885,830
	9,700,000 CAD	1/30/2012	SVEN	10,068,508	9,235,329	833,179
	29,000,000 CAD	6/12/2012	CITI	29,004,061	27,576,067	1,427,994

Net Value of CAD Contracts				81,590,085	77,443,082	4,147,003

To sell:
	56,100,000 CHF	1/30/2012	CITI	63,519,022	62,068,836	1,450,186
	8,800,000 CHF	5/4/2012	SVEN	11,443,433	9,761,346	1,682,087
	10,400,000 CHF	5/4/2012	SVEN	13,407,418	11,536,136	1,871,282

Net Value of CHF Contracts				88,369,873	83,366,318	5,003,555

To sell:
	65,000 EUR	12/19/2011	SVEN	89,976	87,056	2,920
	6,700,000 EUR	6/12/2012	CITI	9,192,299	8,973,285	219,014

To buy:
	65,000 EUR	12/19/2011	SVEN	(89,103)	(87,056)	(2,047)
	6,700,000 EUR	6/12/2012	CITI	(9,172,635)	(8,973,285)	(199,350)

Net Value of EUR Contracts				20,537	0	20,537

To sell:
	24,000,000 GBP	12/19/2011	CITI	38,306,400	37,396,090	910,310
	36,200,000 GBP	6/12/2012	CITI	57,348,945	56,325,872	1,023,073

Net Value of GBP Contracts				95,655,345	93,721,962	1,933,383

To sell:
	131,000,000 JPY	6/29/2012	SVEN	1,721,058	1,706,899	14,159

Net Value of JPY Contracts				1,721,058	1,706,899	14,159

To sell:
	23,600,000 NOK	12/19/2011	SVEN	4,093,882	4,004,440	89,442

To buy:
	5,200,000 NOK	12/19/2011	SVEN	(948,144)	(882,334)	(65,810)
	18,400,000 NOK	12/19/2011	SVEN	(3,225,354)	(3,122,106)	(103,248)

Net Value of NOK Contracts				(79,616)	0	(79,616)

Net Value of Outstanding Forward Currency Contracts				$267,277,282	$256,238,261	$11,039,021

Currencies:			Counterparties:
CAD = Canadian Dollar			CITI = Citibank NA
CHF = Swiss Franc			SVEN = Svenska Handelsbanken
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krone
USD = U.S. Dollars

Note 6. Regulated Investment Company Modernization Act of 2010

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President of the United States. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Form 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Note 7. Subsequent Events

Subsequent Events — In preparing this Statement of Investments, Fund management has evaluated events and transactions for potential recognition or disclosure through the date this Statement of Investments was issued. Fund management has determined that there are no material events that would require disclosure in the Fund’s Statement of Investments through this date.

THE STATEMENT OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR UNAUDITED SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.	Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wintergreen Fund, Inc.

By (Signature and Title)	/s/ Richard J. Berthy
Richard J. Berthy, President

Date November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Berthy
Richard J. Berthy, President

Date November 21, 2011

By (Signature and Title)	/s/ Trudance L.C. Bakke

Trudance L.C. Bakke, Treasurer

Date November 21, 2011